DEBT - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt (gross)	$ 2,582,196	$ 2,434,900
Subtotal (excluding lessor VIE loans)	732,568	1,346,496
Deferred finance charges	(16,837)	(24,053)
Total debt	2,565,359	2,410,847
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt (gross)	58,300	65,600
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt (gross)	46,875	52,083
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Total debt (gross)	100,000	119,125
Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Total debt (gross)	0	525,000
Secured Debt | Golar Bear Facility
Debt Instrument [Line Items]
Total debt (gross)	86,200	96,975
Secured Debt | Golar Frost Facility
Debt Instrument [Line Items]
Total debt (gross)	87,532	98,474
Secured Debt | Golar Glacier Facility
Debt Instrument [Line Items]
Total debt (gross)	154,226	161,876
Secured Debt | Golar Snow Facility
Debt Instrument [Line Items]
Total debt (gross)	154,566	162,566
Secured Debt | Golar Kelvin Facility
Debt Instrument [Line Items]
Total debt (gross)	182,540	182,540
Secured Debt | Golar Ice Facility
Debt Instrument [Line Items]
Total debt (gross)	117,888	134,954
Secured Debt | Golar Tundra Facility
Debt Instrument [Line Items]
Total debt (gross)	121,741	198,613
Secured Debt | Golar Seal CCBFL VIE Loan Facility
Debt Instrument [Line Items]
Total debt (gross)	123,524	143,849
Secured Debt | Golar Crystal Facility
Debt Instrument [Line Items]
Total debt (gross)	97,163	104,006
Secured Debt | Hilli Facility
Debt Instrument [Line Items]
Total debt (gross)	897,980	0
Convertible Debt | 2017 Convertible bonds
Debt Instrument [Line Items]
Total debt (gross)	353,661	340,173
Shareholder Notes Payable | Keppel Shareholder Loan
Debt Instrument [Line Items]
Total debt (gross)	0	44,066
Shareholder Notes Payable | B&V Shareholder Loan
Debt Instrument [Line Items]
Total debt (gross)	$ 0	$ 5,000